Income taxes - Summary of deferred tax assets and (liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Deferred tax income (expense)	€ 22,789	€ (4,545)
Net deferred tax asset (liability)	17,333	(4,932)	€ 966
Deferred tax assets and liabilities
Deferred tax assets	36,376	16,383
Deferred tax liabilities	(19,043)	(21,315)
Deferred tax asset (liability), net	17,333	(4,932)	€ 966
Other assets and prepayments
Deferred tax assets and liabilities
Deferred tax income (expense)	1,604	(1,015)
Net deferred tax asset (liability)	9,397	11,001
Deferred tax assets and liabilities
Deferred tax asset (liability), net	9,397	11,001
Intangible assets
Deferred tax assets and liabilities
Deferred tax income (expense)	(11,903)	5,057
Net deferred tax asset (liability)	(19,907)	(31,261)
Deferred tax assets and liabilities
Deferred tax asset (liability), net	(19,907)	(31,261)
Trade and other payables
Deferred tax assets and liabilities
Deferred tax income (expense)	7,804	(848)
Net deferred tax asset (liability)	1,232	9,036
Deferred tax assets and liabilities
Deferred tax asset (liability), net	1,232	9,036
Tax loss carry-forward
Deferred tax assets and liabilities
Deferred tax income (expense)	(11,411)	(230)
Net deferred tax asset (liability)	16,254	4,843
Deferred tax assets and liabilities
Deferred tax asset (liability), net	16,254	4,843
Tax step-up (write-down)
Deferred tax assets and liabilities
Deferred tax income (expense)	2,200	3,000
Net deferred tax asset (liability)	5,100	7,300
Deferred tax assets and liabilities
Deferred tax asset (liability), net	5,100	7,300
Other assets non-current
Deferred tax assets and liabilities
Deferred tax income (expense)	1,240	(5,401)
Net deferred tax asset (liability)	(1,781)	(541)
Deferred tax assets and liabilities
Deferred tax asset (liability), net	(1,781)	(541)
Other
Deferred tax assets and liabilities
Deferred tax income (expense)	(12,323)	3,982
Net deferred tax asset (liability)	7,038	(5,310)
Deferred tax assets and liabilities
Deferred tax asset (liability), net	€ 7,038	€ (5,310)